Net Loss Per Share Attributable To Common Stockholders - Summary of Potentially Dilutive Securities Excluded from Diluted Net Loss Per Share Calculation (Detail) - shares shares in Thousands	9 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Potentially Dilutive Securities Outstanding [Line Items]
Antidilutive securities, potentially dilutive securities excluded from calculation of diluted net loss per share	11,960	57,889	62,588	52,862
Convertible Redeemable Preferred Stock
Potentially Dilutive Securities Outstanding [Line Items]
Antidilutive securities, potentially dilutive securities excluded from calculation of diluted net loss per share		51,344	52,435	47,131
Stock Options
Potentially Dilutive Securities Outstanding [Line Items]
Antidilutive securities, potentially dilutive securities excluded from calculation of diluted net loss per share	11,706	6,458	10,027	5,616
Warrants to Purchase Redeemable Convertible Preferred Stock
Potentially Dilutive Securities Outstanding [Line Items]
Antidilutive securities, potentially dilutive securities excluded from calculation of diluted net loss per share		64	63	115
Warrants to Purchase Common Stock
Potentially Dilutive Securities Outstanding [Line Items]
Antidilutive securities, potentially dilutive securities excluded from calculation of diluted net loss per share	62	23	63
Restricted Stock Units
Potentially Dilutive Securities Outstanding [Line Items]
Antidilutive securities, potentially dilutive securities excluded from calculation of diluted net loss per share	192